Supplemental Guarantor Financial Information	6 Months Ended
Jun. 30, 2013
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information

NOTE 10 – SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

The obligation to pay principal and interest on our 2019 Notes is jointly and severally guaranteed on a full and unconditional basis, subject to customary release provisions, by all of the guarantors under our amended and restated $450 million revolving credit agreement that expires on January 4, 2016 (the “2016 Credit Facility”). The 2019 Notes are guaranteed by all of our wholly-owned domestic subsidiaries except Tandy Life Insurance Company. Refer to Note 5 – “Indebtedness and Borrowing Facilities” of our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2012, for additional information on the 2019 Notes and the 2016 Credit Facility.

The following condensed consolidating financial information represents the financial information of RadioShack Corporation, its guarantor subsidiaries, and its non-guarantor subsidiaries prepared on the equity basis of accounting. Earnings of subsidiaries are, therefore, reflected in the parent company's investment accounts and earnings. The elimination entries primarily eliminate investments in subsidiaries and intercompany balances and transactions. The non-guarantor subsidiaries are comprised of the foreign subsidiaries of the Company and Tandy Life Insurance Company. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$811.8	$624.9	$31.0	$(623.2)	$844.5
Cost of products sold	522.2	611.1	20.6	(623.2)	530.7
Gross profit	289.6	13.8	10.4	--	313.8

Operating expenses:
Selling, general and administrative	322.3	1.0	13.6	--	336.9
Depreciation and amortization	14.7	--	0.8	--	15.5
Impairment of long-lived assets	2.8	--	--	--	2.8
Total operating expenses	339.8	1.0	14.4	--	355.2

Operating (loss) income	(50.2)	12.8	(4.0)	--	(41.4)

Interest income	--	2.8	1.5	(4.0)	0.3
Interest expense	(17.9)	--	(0.2)	4.0	(14.1)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(68.1)	15.6	(2.7)	--	(55.2)
Income tax (benefit) expense	(4.7)	4.0	(1.1)	--	(1.8)
Equity in earnings of subsidiaries, net of income taxes	10.3	(1.9)	--	(8.4)	--

(Loss) income from continuing operations	(53.1)	9.7	(1.6)	(8.4)	(53.4)
Discontinued operations, net of income taxes	--	0.3	--	--	0.3

Net (loss) income	$(53.1)	$10.0	$(1.6)	$(8.4)	$(53.1)

Comprehensive (loss) income	$(56.7)	$6.4	$(5.1)	$(1.3)	$(56.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$933.0	$864.8	$27.9	$(977.1)	$848.6
Cost of products sold	646.9	821.2	17.4	(977.1)	508.4
Gross profit	286.1	43.6	10.5	--	340.2

Operating expenses:
Selling, general and administrative	324.2	1.8	11.0	--	337.0
Depreciation and amortization	15.8	--	0.5	--	16.3
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	341.0	1.8	11.5	--	354.3

Operating (loss) income	(54.9)	41.8	(1.0)	--	(14.1)

Interest income	--	2.8	1.4	(3.9)	0.3
Interest expense	(16.8)	--	--	3.9	(12.9)

(Loss) income from continuing operations
before income taxes	(71.7)	44.6	0.4	--	(26.7)
Income tax (benefit) expense	(29.0)	19.1	(0.6)	--	(10.5)
Equity in earnings of subsidiaries, net of income taxes	21.7	0.6	--	(22.3)	--

(Loss) income from continuing operations	(21.0)	26.1	1.0	(22.3)	(16.2)
Discontinued operations, net of income taxes	--	(4.8)	--	--	(4.8)

Net (loss) income	$(21.0)	$21.3	$1.0	$(22.3)	$(21.0)

Comprehensive (loss) income	$(23.9)	$18.2	$(2.2)	$(16.0)	$(23.9)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,696.3	$1,350.7	$65.7	$(1,419.2)	$1,693.5
Cost of products sold	1,092.7	1,325.7	43.2	(1,419.2)	1,042.4
Gross profit	603.6	25.0	22.5	--	651.1

Operating expenses:
Selling, general and administrative	649.3	0.5	25.0	--	674.8
Depreciation and amortization	30.4	--	1.6	--	32.0
Impairment of long-lived assets	4.2	--	--	--	4.2
Total operating expenses	683.9	0.5	26.6	--	711.0

Operating (loss) income	(80.3)	24.5	(4.1)	--	(59.9)

Interest income	0.3	5.4	2.9	(7.9)	0.7
Interest expense	(36.7)	--	(0.3)	7.9	(29.1)
Other loss	(0.3)	--	--	--	(0.3)

(Loss) income from continuing operations
before income taxes	(117.0)	29.9	(1.5)	--	(88.6)
Income tax (benefit) expense	(6.3)	6.6	(0.7)	--	(0.4)
Equity in earnings of subsidiaries, net of income taxes	14.3	(1.8)	--	(12.5)	--

(Loss) income from continuing operations	(96.4)	21.5	(0.8)	(12.5)	(88.2)
Discontinued operations, net of income taxes	--	(8.2)	--	--	(8.2)

Net (loss) income	$(96.4)	$13.3	$(0.8)	$(12.5)	$(96.4)

Comprehensive (loss) income	$(95.7)	$14.1	$(0.1)	$(14.0)	$(95.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,911.8	$1,622.4	$59.3	$(1,831.6)	$1,761.9
Cost of products sold	1,305.3	1,541.0	36.9	(1,831.6)	1,051.6
Gross profit	606.5	81.4	22.4	--	710.3

Operating expenses:
Selling, general and administrative	657.6	3.8	20.9	--	682.3
Depreciation and amortization	32.5	--	1.0	--	33.5
Impairment of long-lived assets	1.5	--	--	--	1.5
Total operating expenses	691.6	3.8	21.9	--	717.3

Operating (loss) income	(85.1)	77.6	0.5	--	(7.0)

Interest income	0.1	5.5	2.9	(7.7)	0.8
Interest expense	(33.7)	--	--	7.7	(26.0)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(118.7)	83.1	3.4	--	(32.2)
Income tax (benefit) expense	(45.8)	34.1	0.4	--	(11.3)
Equity in earnings of subsidiaries, net of income taxes	43.9	2.1	--	(46.0)	--

(Loss) income from continuing operations	(29.0)	51.1	3.0	(46.0)	(20.9)
Discontinued operations, net of income taxes	--	(8.1)	--	--	(8.1)

Net (loss) income	$(29.0)	$43.0	$3.0	$(46.0)	$(29.0)

Comprehensive (loss) income	$(26.3)	$45.5	$5.4	$(50.9)	$(26.3)

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93.8	$322.6	$15.6	$--	$432.0
Accounts and notes receivable, net	216.7	--	1.8	--	218.5
Inventories	778.8	13.1	33.9	--	825.8
Other current assets	79.5	4.5	6.4	--	90.4
Intercompany receivables	--	245.1	--	(245.1)	--
Intercompany notes receivable	--	1,463.0	--	(1,463.0)	--
Total current assets	1,168.8	2,048.3	57.7	(1,708.1)	1,566.7

Property, plant and equipment, net	194.8	0.9	13.1	--	208.8
Goodwill, net	--	0.5	36.0	--	36.5
Other assets, net	28.4	0.7	12.4	--	41.5
Investment in subsidiaries	2,059.0	73.7	--	(2,132.7)	--
Total assets	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$213.5	$--	$--	$--	$213.5
Accounts payable	181.4	6.9	12.4	--	200.7
Accrued expenses and other current liabilities	182.6	24.4	6.4	--	213.4
Intercompany payables	230.9	--	14.2	(245.1)	--
Intercompany notes payable	1,463.0	--	--	(1,463.0)	--
Total current liabilities	2,271.4	31.3	33.0	(1,708.1)	627.6

Long-term debt, excluding current maturities	499.2	--	--	--	499.2
Other non-current liabilities	173.8	45.8	0.5	--	220.1
Total liabilities	2,944.4	77.1	33.5	(1,708.1)	1,346.9

Stockholders’ equity	506.6	2,047.0	85.7	(2,132.7)	506.6
Total liabilities and stockholders’ equity	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Condensed Consolidating Balance Sheets (unaudited)

At December 31, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.9	$430.5	$20.3	$--	$535.7
Accounts and notes receivable, net	381.0	69.6	1.9	--	452.5
Inventories	804.8	62.7	40.8	--	908.3
Other current assets	74.8	4.2	6.4	--	85.4
Intercompany receivables	--	146.9	--	(146.9)	--
Intercompany notes receivable	--	1,354.5	--	(1,354.5)	--
Total current assets	1,345.5	2,068.4	69.4	(1,501.4)	1,981.9

Property, plant and equipment, net	218.5	6.3	14.2	--	239.0
Goodwill, net	--	0.5	36.1	--	36.6
Other assets, net	30.7	0.1	10.8	--	41.6
Investment in subsidiaries	2,041.0	77.8	--	(2,118.8)	--
Total assets	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$278.7	$--	$--	$--	$278.7
Accounts payable	373.0	36.5	26.1	--	435.6
Accrued expenses and other current liabilities	217.6	36.4	9.9	--	263.9
Intercompany payables	141.7	--	5.2	(146.9)	--
Intercompany notes payable	1,354.5	--	--	(1,354.5)	--
Total current liabilities	2,365.5	72.9	41.2	(1,501.4)	978.2

Long-term debt, excluding current maturities	499.0	--	--	--	499.0
Other non-current liabilities	172.5	50.5	0.2	--	223.2
Total liabilities	3,037.0	123.4	41.4	(1,501.4)	1,700.4

Stockholders’ equity	598.7	2,029.7	89.1	(2,118.8)	598.7
Total liabilities and stockholders’ equity	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$153.4	$344.0	$20.3	$--	$517.7
Accounts and notes receivable, net	206.9	38.3	4.8	--	250.0
Inventories	718.0	76.4	34.3	--	828.7
Other current assets	138.8	0.9	5.1	--	144.8
Intercompany receivables	--	197.7	--	(197.7)	--
Intercompany notes receivable	--	1,452.4	--	(1,452.4)	--
Total current assets	1,217.1	2,109.7	64.5	(1,650.1)	1,741.2

Property, plant and equipment, net	227.2	20.7	8.6	--	256.5
Goodwill, net	3.0	0.5	34.9	--	38.4
Other assets, net	39.6	1.5	10.5	--	51.6
Investment in subsidiaries	2,079.3	74.8	--	(2,154.1)	--
Total assets	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$355.4	$--	$--	$--	$355.4
Accounts payable	263.6	68.6	20.1	--	352.3
Accrued expenses and other current liabilities	189.8	43.4	8.5	--	241.7
Intercompany payables	195.8	--	1.9	(197.7)	--
Intercompany notes payable	1,452.4	--	--	(1,452.4)	--
Total current liabilities	2,457.0	112.0	30.5	(1,650.1)	949.4

Long-term debt, excluding current maturities	323.9	--	--	--	323.9
Other non-current liabilities	80.7	28.3	0.8	--	109.8
Total liabilities	2,861.6	140.3	31.3	(1,650.1)	1,383.1

Stockholders’ equity	704.6	2,066.9	87.2	(2,154.1)	704.6
Total liabilities and stockholders’ equity	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.9)	$98.8	$(6.9)	$--	$63.0

Cash flows from investing activities:
Additions to property, plant and equipment	(10.9)	--	(0.8)	--	(11.7)
Proceeds from sale of property, plant and equipment	6.5	--	--	--	6.5
Changes in restricted cash	(5.6)	--	--	--	(5.6)
Other investing activities	(3.6)	(2.9)	(2.9)	5.8	(3.6)
Return of capital from subsidiary	6.0	6.0	--	(12.0)	--
Net cash (used in) provided by investing activities	(7.6)	3.1	(3.7)	(6.2)	(14.4)

Cash flows from financing activities:
Principal amount of long-term debt repayments	(72.5)	--	--	--	(72.5)
Changes in cash overdrafts	(79.8)	--	--	--	(79.8)
Payment of capital distribution	--	(6.0)	(6.0)	12.0	--
Capital contribution	--	2.9	2.9	(5.8)	--
Change in intercompany receivable/payable	197.7	(206.7)	9.0	--	--
Net cash provided by (used in) financing activities	45.4	(209.8)	5.9	6.2	(152.3)

Net increase (decrease) in cash and cash equivalents	8.9	(107.9)	(4.7)	--	(103.7)
Cash and cash equivalents, beginning of period	84.9	430.5	20.3	--	535.7
Cash and cash equivalents, end of period	$93.8	$322.6	$15.6	$--	$432.0

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(58.7)	$90.2	$(8.6)	$--	$22.9

Cash flows from investing activities:
Additions to property, plant and equipment	(25.4)	(1.5)	(0.8)	--	(27.7)
Proceeds from sale of property, plant and equipment	--	--	--	--	--
Changes in restricted cash	(26.5)	--	--	--	(26.5)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(51.8)	(1.5)	(0.8)	--	(54.1)

Cash flows from financing activities:
Payments of dividends	(24.9)	--	--	--	(24.9)
Changes in cash overdrafts	(17.9)	--	--	--	(17.9)
Change in intercompany receivable/payable	152.1	(149.6)	(2.5)	--	--
Net cash provided by (used in) financing activities	109.3	(149.6)	(2.5)	--	(42.8)

Net decrease in cash and cash equivalents	(1.2)	(60.9)	(11.9)	--	(74.0)
Cash and cash equivalents, beginning of period	154.6	404.9	32.2	--	591.7
Cash and cash equivalents, end of period	$153.4	$344.0	$20.3	$--	$517.7